Summary of Significant Accounting Policies (Details) - Schedule of Noncontrolling Interests	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Redeemable Noncontrolling Interest [Line Items]
Total noncontrolling interests	¥ 8,568,730	$ 1,209,811	¥ 97,898,474
Noncontrolling interests subscriptions receivable			(172,528)
VIDA [Member]
Redeemable Noncontrolling Interest [Line Items]
Total noncontrolling interests	(39,704,812)	(5,605,887)	(65,276,176)
ICinit [Member]
Redeemable Noncontrolling Interest [Line Items]
Total noncontrolling interests	(141,931)	(20,039)	4,293,087
VIYI [Member]
Redeemable Noncontrolling Interest [Line Items]
Total noncontrolling interests	¥ 48,415,473	$ 6,835,737	¥ 159,054,091